Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

25. Subsequent events

Our company actively conducts ongoing reviews of our commercial practices in Mexico and other countries to avoid, as much as possible, the imposition of tariff rates on our products. On January 16, 2020, a preliminary tariff of 6.75% was imposed on our corrugated rod exports to the United States of America. We have contested these tariffs and anticipate that they will be decreased, given the almost unobserved result of the physical review carried out by the Department of Trade of that country in the plants of San Luis Potosí in February 2020.

Dividends were paid on March 10, 2020. These dividends was approved at the Ordinary General Shareholders' Meeting held on February 10, 2020. The total amount paid was $ 1,990 million pesos.

For purposes of Income Tax based on fraction XXX of article NINE of the transitional provisions of the Income Tax Law, the withholding referred to in the second paragraph of article 140, and sections I and IV of the Article 164 of the same Law, since the dividends decreed will be paid out of the Net Fiscal Profit account of the profits generated until December 31, 2013, which the company independently carries in other Net Fiscal Profit accounts to since January 1, 2014, under the terms of article 77 of the Income Tax Law.

Risks Related to Global Economic

The outbreak of COVID-19 and disruptions in the steel industry have had, and are expected to continue to have, an adverse effect on our results of operations, financial condition and cash flows.

The global pandemic resulting from the spread of COVID-19 has had a significant effect on economies, businesses and individuals around the world. Efforts by governments around the world, including in the U.S., Mexico, and Brasil, to contain COVID-19 have involved, among other things, border closings and other significant travel restrictions; mandatory stay-at-home and work-from-home orders; mandatory business closures; public gathering limitations; and prolonged quarantines. These efforts and other governmental, business and individual responses to the COVID-19 pandemic have led to significant disruptions to commerce, supply chains, credit losses, lower consumer demand for goods and services and general uncertainty regarding the near-term and long-term effects of COVID-19 on the domestic and international economy and on public health. Global steel production has been and will continue to be affected by volatility in the market due to the COVID-19 pandemic. We expect steel consumption in the automotive and construction industries to be lower due to delays and reduced demand for steel products in North America and globally. These developments and other consequences of the COVID-19 outbreak have and could continue to materially adversely affect our results of operations, financial condition and cash flows.

On March 31, 2020, the Mexican Ministry of Health published an Administrative Ruling setting out certain “Essential Activities” that may continue to operate during the national state of sanitary emergency. In accordance with the Administrative Ruling and the Ministry of Health’s Technical Guidelines issued on April 6, 2020, we have determined that our business qualifies within the defined “Essential Activity” list. Similarly, the U.S. Department of Homeland Security guidance has identified our business as a critical infrastructure industry, essential to the economic prosperity, security and continuity of the United States. However, although we continue to operate, we have experienced, and are likely to continue to experience, significant reductions in demand and supply chain disruption. For example, the automotive industry, which is one of our significant end markets, has been experiencing a significant amount of disruption at a time of declining demand, resulting in a decline in profitability. We also may experience disruptions to our operations resulting from changes in government policy or guidance; quarantines of employees, customers and suppliers in areas affected by the COVID-19 outbreak; and closures of businesses or manufacturing facilities that are critical to our business or our supply chain.

The COVID-19 pandemic could also adversely affect our liquidity and ability to raise additional capital. Uncertainty regarding the duration of the COVID-19 pandemic and disruptions to the steel industry may, for example, adversely affect our ability to raise additional capital, or require additional capital, or require additional reductions in capital expenditures that are otherwise needed, to support working capital or continuation of our growth strategy. Additionally, government stimulus programs may not be available to us, our customers or our suppliers, or may prove to be ineffective. If we are unable to access additional capital at the levels we require, or the cost of credit is greater than expected, it could materially adversely affect our operating results.

COVID-19 could negatively affect our internal controls over financial reporting as a portion of our workforce is required to work from home and therefore new processes, procedures, and controls could be required to respond to changes in our business environment.

We may be susceptible to increased litigation related to, among other things, the financial effects of the COVID-19 pandemic on our business, our ability to meet contractual obligations due to the COVID-19 pandemic, employment practices or policies adopted during the health crisis, or litigation related to individuals contracting COVID-19 as result of alleged exposure on Company premises.

In addition, the COVID-19 outbreak has significantly increased economic and demand uncertainty. The current outbreak and continued spread of COVID-19 could cause a global recession, which would have a further material adverse effect on our results of operations, financial condition and cash flows. The full extent to which the COVID-19 outbreak will affect our operations, and the steel industry generally, remains highly uncertain and will ultimately depend on future developments which cannot be predicted at this time, including, but not limited to, the duration, severity, speed and scope of the outbreak, the length of time required for demand to return and normal economic and operating conditions to resume.